UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 29, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 150, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   ROBERT HUFFMAN
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ ROBERT HUFFMAN                     NORTHBROOK, IL                11/09/2007
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            69
                                         ------------
Form 13F Information Table Value Total:       264,971
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP   (x $1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------  ---------  ------  ------   --- ---- ------- -------- ---- ------ ---

ADAMS EXPRESS CO               COM              006212104   5512  368725    SH         SOLE           368725
BANCROFT FUND LTD              COM              059695106   9225  432103    SH         SOLE           432103
BLACKROCK DIVID ACHIEVRS TM    COM              09250N107   6261  449494    SH         SOLE           449494
BLACKROCK FL INSD MUN 2008 TRM COM              09247H106   1348   92300    SH         SOLE            92300
BLACKROCK INSD MUN TERM TR I   COM              092474105   4450  447701    SH         SOLE           447701

BLACKROCK NY INSD MUN 2008 T   COM              09247L107   3395  223500    SH         SOLE           223500
BLACKROCK PFD INCOME STRATEG   COM              09255H105   1782  100975    SH         SOLE           100975
BLACKROCK S&P QLTY RK EQ MD    SHS BEN INT      09250D109   1077   60361    SH         SOLE            60361
BLACKROCK STRAT DIVD ACHIEVE   COM              09249Y107   5330  394790    SH         SOLE           394790
DEFINED STRATEGY FD INC        COM              24476Y100   6120  281141    SH         SOLE           281141
DWS GLOBAL COMMODITIES STK F   COM              23338Y100    200   10201    SH         SOLE            10201
DWS MUN INCOME TR              COM              23338M106    406   37580    SH         SOLE            37580
ELLSWORTH FUND LTD             COM              289074106   1100 1210141    SH         SOLE          1210141
GABELLI DIVD & INCOME TR       COM              36242H104   6426  298763    SH         SOLE           298763
GABELLI GLOBAL DEAL FD         COM SBI          36245G103    271   15800    SH         SOLE            15800
GABELLI GLOBAL MULTIMEDIA TR   COM              36239Q109   7275  526057    SH         SOLE           526057
GLOBAL INCOME FD INC           COM              37934Y108     77   19289    SH         SOLE            19289
ISHARES INC                    MSCI JAPAN       464286848   4429  308875    SH         SOLE           308875
ISHARES TR                     MSCI EAFE IDX    464287465    606    7340    SH         SOLE             7340
ISHARES TR                     1-3 YR TRS BD    464287457   5202   64019    SH         SOLE            64019
ISHARES TR                     S&P 100 IND FD   464287101  20261  283261    SH         SOLE           283261
MFS CHARTER INCOME TR          SHS BEN INT      552727109   9652 1149075    SH         SOLE          1149075
MFS GOVT MKTS INCOME TR        SH BEN INT       552939100   1226  178700    SH         SOLE           178700
MFS INTER INCOME TR            SH BEN INT       55273C107  10421 1700025    SH         SOLE          1700025
MORGAN STANLEY ASIA PAC FD I   COM              61744U106   7403  329454    SH         SOLE           329454
MORGAN STANLEY                 INSD CA MUN      61745P825    469   33400    SH         SOLE            33400
MORGAN STANLEY                 INS MUN SECS     61745P833    229   16500    SH         SOLE            16500
NUVEEN FLA QUALITY INCOME MU   COM              670978105   3707  276000    SH         SOLE           276000
NUVEEN GLBL VL OPPORTUNITIES   COM              6706EH103    212   11300    SH         SOLE            11300
NUVEEN MULTI STRAT INC & GR    COM              67073B106    606   50500    SH         SOLE            50500
NUVEEN MULTI STRAT INC & GR    COM SHS          67073D102   1097   90700    SH         SOLE            90700
NUVEEN MUN VAL FD INC          COM              670928100    194   20100    SH         SOLE            20100
NUVEEN NY MUN VALUE FD         COM              67062M105   1041  109550    SH         SOLE           109550
NUVEEN NY SELECT QUALITY MUN   COM              670976109    306   22082    SH         SOLE            22082
NUVEEN PREM INCOME MUN FD      COM              67062T100    771   56681    SH         SOLE            56681
NUVEEN SELECT MA MUN FD        SH BEN INT       67061T101    663   70200    SH         SOLE            70200
NUVEEN SELECT TAX FREE INCOME  SH BEN INT       67063C106   5138  378136    SH         SOLE           378136
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102   1997  150400    SH         SOLE           150400
PHARMACEUTICAL HLDRS TR        DEPOSITORY RCPT  71712A206  13056  163100    SH         SOLE           163100
PIMCO MUN ADVANTAGE FD INC     COM              722015104    713   54600    SH         SOLE            54600
PIONEER INTEREST SHS           COM              723703104    532   44400    SH         SOLE            44400
PIONEER TAX ADVANTAGE BALANC   COM              72388R101   5204  363165    SH         SOLE           363165
POWERSHARES EFT TRUST          FTSE RAFI 1000   73935X583  11220  182269    SH         SOLE           182269
POWERSHARES EFT TRUST          DYN INS PTF      73935X641   7506  419310    SH         SOLE           419310
PUTNAM HIGH YIELD MUN TR       SH BEN INT       746781103   2309  328016    SH         SOLE           328016
PUTNAM INVT GRADE MUN TR       COM              746805100   2477  257529    SH         SOLE           257529
PUTNAM MANAGED MUN INCM TR     COM              746823103   1283  176470    SH         SOLE           176470
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100   2552  398160    SH         SOLE           398160
PUTNAM MUN BD FD INC           SH BEN INT       74683V100   2208  185042    SH         SOLE           185042
PUTNAM MUN OPPORTUNITES TR     SH BEN INT       746922103   2197  190246    SH         SOLE           190246
PUTNAM PREMIER INCOME TR       SH BEN INT       746853100   9688 1525657    SH         SOLE          1525657
SPDR TR                        UNIT SER 1       78462F103   2003   13126    SH         SOLE            13126
SUNAMERICA FCSED ALPHA GRW F   COM              867037103  13527  658232    SH         SOLE           658232
SUNAMERICA FOCUSE ALPHA LC F   COM              867038101   2817  141838    SH         SOLE           141838
TRI CONTL CORP                 COM              895436103  20079  827989    SH         SOLE           827989
VAN KAMPEN BD FD               COM              920955101    607   36000    SH         SOLE            36000
VAN KAMPEN PA VALUE MUN INCO   COM              92112T108   2846  205641    SH         SOLE           205641
VAN KAMPEN SELECT SECTOR MUN   COM              92112M103   1034   83018    SH         SOLE            83018
VAN KAMPEN TR INVT GRADE MUN   COM              920929106   7564  513496    SH         SOLE           513496
WESTERN ASSET 2008 WW DRL GO   COM              95766W103    297   29136    SH         SOLE            29136
WESTERN ASSET CLAYMORE US TR   COM SH BEN INT   95766Q106   1937  166000    SH         SOLE           166000
WESTERN ASSET EMRG MKT DEBT    COM              95766A101   7551  423271    SH         SOLE           423271
WESTERN ASSET HIGH INCM FD I   COM              95766H106    212   22700    SH         SOLE            22700
WESTERN ASSET HIGH INCM OPP    COM              95766K109    157   24300    SH         SOLE            24300
WESTERN ASSET INFL MGMT FD I   COM              95766U107   2004  125545    SH         SOLE           125545
WESTERN ASSET MUN HIGH INC FD  COM              95766N103    117   15363    SH         SOLE            15363
WESTERN ASSET MNG MUN FD INC   COM              95766M105    481   43600    SH         SOLE            43600
WESTERN ASSET MN PRT FD INC    COM              95766P108    636   47951    SH         SOLE            47951
WSTRN ASSET/CLYMR US TR INF    COM              95766R104   4272  365418    SH         SOLE           365418